Cash and cash equivalents and cash flow supporting notes (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Gross proceeds	£ 14,369	£ 9,065	£ 12,084
Transaction costs	(620)	(753)	(1,657)
Proceeds from issuing shares	£ 13,749	£ 8,312	£ 10,427